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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 28, 2005. These 1 series have a February 28, 2005 fiscal year end.

Date of reporting period:	February 28, 2005

Item 1 — Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 1.2%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011, (Insd. by MBIA)	$3,025,000	$3,322,085
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015, (Insd. by AMBAC)	2,400,000	2,679,192

		6,001,277

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044,
(Insd. by GNMA)	1,750,000	1,938,860
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	1,380,000	1,380,883
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009	530,000	546,504
5.30%, 01/01/2010	585,000	606,669
Franciscan Oaks Proj., 5.70%, 10/01/2017	1,215,000	1,195,973

		5,668,889

EDUCATION 7.1%
Colorado Edl. & Cultural Facs. RB, Nashville Pub. Radio Proj., 5.75%, 04/01/2013	200,000	217,048
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,111,690
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	1,590,000	1,645,014
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%, 09/01/2018	4,535,000	4,901,927
New York Dorm. Auth. RB, Ser. A, 5.50%, 05/15/2013	13,000,000	14,534,650
Rutgers Univ., NJ RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	7,000,000	7,621,110
5.00%, 05/01/2016, (Insd. by FGIC)	2,470,000	2,671,082
University of TX RB, Financing Sys., Ser. C, 5.00%, 08/15/2019	1,000,000	1,074,870

		33,777,391

GENERAL OBLIGATION-LOCAL 28.4%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Gtd. by PSF)	2,775,000	2,965,032
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,066,160
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,027,640
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,588,148
California Southwestern Cmnty. College Dist. GO, Election 2000 Proj.:
4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,038,780
5.00%, 08/01/2018, (Insd. by FGIC)	1,300,000	1,403,324
5.00%, 08/01/2019, (Insd. by FGIC)	2,850,000	3,064,918
Clark Cnty., NV Sch. Dist. GO, Ser. A, 5.00%, 06/15/2016, (Insd. by FSA)	1,810,000	1,960,972
Columbus, OH GO, Ser. 1, 5.00%, 07/01/2019	2,100,000	2,263,947
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,448,560
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,261,853
Fort Bend Cnty., TX Independent Sch. Dist. GO, Ser. A, 4.10%, 08/15/2016	3,190,000	3,207,385
Frisco, TX GO, 5.25%, 02/15/2016, (Insd. by MBIA)	1,385,000	1,524,179
Hays, TX Independent Sch. Dist. GO:
5.00%, 08/15/2017	1,725,000	1,859,774
5.25%, 08/15/2019	1,930,000	2,113,717
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019	4,595,000	4,493,818
4.50%, 02/15/2020	5,955,000	6,060,463
Jackson Cnty., MO Reorganized Sch. Dist. No. 7 GO, Lees Summit Sch. Bldg. Proj.,
5.00%, 03/01/2016, (Insd. by MBIA)	1,875,000	2,033,363
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Insd. by PSF)	2,880,000	3,079,238
Klein, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	1,000,000	1,072,380
Lincoln, CA Unified Sch. Dist. GO, Election 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	1,000,000	1,026,260
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,256,602
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	3,000,000	3,248,460
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,608,630
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,085,383
[1]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION-LOCAL continued
McKinney, TX Independent Sch. Dist. GO:
5.125%, 02/15/2018, (Gtd. by PSF)	$1,550,000	$1,676,852
5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,762,432
New York, NY GO:
RITES-PA-878, 6.72%, 08/01/2013, (Insd. by MBIA) +	5,000,000	5,657,000
Ser. C, 5.50%, 08/01/2014	4,500,000	4,963,095
Ser. G, 5.00%, 12/01/2019	9,750,000	10,304,580
Ser. G, 5.25%, 08/01/2015	3,170,000	3,447,502
Ser. G, 5.625%, 08/01/2013	3,000,000	3,337,890
Ser. G, 5.625%, 08/01/2015	620,000	681,225
Newark, CA Unified Sch. Dist. GO, 4.00%, 08/01/2019, (Insd. by MBIA)	1,735,000	1,716,210
North East, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	4,000,000	4,295,160
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,541,390
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,100,656
San Jose-Evergreen Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,321,441
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,721,240
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	5,490,000	5,372,898
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017 (Insd. by MBIA)	1,350,000	1,511,528
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,738,355

		135,908,440

GENERAL OBLIGATION-STATE 10.8%
California GO, 5.25%, 02/01/2020	3,805,000	4,116,934
Florida Board of Ed. GO, Ser. B, 5.00%, 06/01/2019 #	25,275,000	27,474,936
Florida Dept. of Trans. GO, Right of Way Proj., Ser. A, 5.25%, 07/01/2016	6,790,000	7,594,207
Louisiana GO, Ser. A, 4.50%, 10/15/2020	10,810,000	11,064,251
Texas Veteran's Hsg. Proj. GO:
5.60%, 06/01/2009	415,000	449,690
5.75%, 06/01/2011	670,000	730,963
5.90%, 12/01/2014	130,000	140,156

		51,571,137

HOSPITAL 3.9%
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,240,348
6.00%, 12/01/2014	4,865,000	5,453,324
New Hampshire Hlth. & Ed. Facs. Auth. RB, Exeter Hosp., Ser. A, 6.00%, 10/01/2016	1,000,000	1,111,490
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B:
6.00%, 07/01/2012	3,000,000	3,380,310
6.25%, 07/01/2017	2,000,000	2,289,180
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Services, 6.00%, 08/15/2014	1,000,000	1,112,940

		18,587,592

HOUSING 8.0%
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,750,000	3,022,442
Massachusetts HFA MHRB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	150,000	150,242
Michigan HDA MHRB, RITES-PA-849, 10.67%, 10/01/2015, (Insd. by MBIA) +	4,670,000	4,897,149
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,845,000	1,915,368
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by GNMA & FNMA)	3,055,000	3,140,937
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,610,000	1,623,395
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	370,000	376,745
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	340,000	346,688
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	620,000	636,697
Ser. E, 6.55%, 09/01/2031	3,075,000	3,291,173
[2]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2017, (Insd. by MBIA)	$1,795,000	$1,944,200
5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,556,419
Ohio HFA Mtge. SFHRB, 5.625%, 03/01/2032, (Insd. by GNMA)	4,385,000	4,583,377
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	815,000	835,921
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Insd. by GNMA)	8,980,000	9,840,913

		38,161,666

INDUSTRIAL DEVELOPMENT REVENUE 1.5%
Hodgkins, IL Env. RB, Metro Biosolids Management, LLC, Proj., 6.00%, 11/01/2015	7,000,000	7,431,830

LEASE 1.7%
New York Dorm. Auth. RRB, Ser. A:
5.00%, 07/01/2015	1,100,000	1,199,308
5.00%, 07/01/2016	1,230,000	1,331,869
Texas Pub. Fin. Auth. RRB:
Hlth. Svcs. Proj.:
Ser. D, 5.00%, 02/01/2017	1,450,000	1,562,882
Ser. D, 5.00%, 02/01/2018	1,990,000	2,136,842
Preservation Board Proj., Ser. B, 5.00%, 02/01/2018	1,550,000	1,664,375

		7,895,276

MISCELLANEOUS REVENUE 0.6%
Gwinnett Cnty., GA Wtr. & Swr. RRB, 4.50%, 08/01/2020 #	2,705,000	2,791,316

PORT AUTHORITY 0.2%
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,077,980

PRE-REFUNDED 5.8%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	140,000	143,955
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	4,345,000	5,076,872
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,775,000	5,045,099
Texas Natl. Research Lab. Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj.,
6.95%, 12/01/2012	15,000,000	17,633,550

		27,899,476

PUBLIC FACILITIES 0.2%
New York Pwr. Auth. RB, Ser. A, 5.00%, 11/15/2019	1,000,000	1,077,950

SALES TAX 6.7%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	8,000,000	8,663,760
5.25%, 01/01/2019	4,000,000	4,270,760
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	2,500,000	2,680,200
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	5,119,902
Ser. B, 5.00%, 11/15/2018	2,250,000	2,421,450
New York, NY Transitional Fin. Auth. RB, Ser. A:
5.00%, 08/01/2016	3,950,000	4,256,402
5.00%, 08/01/2017	4,450,000	4,765,505

		32,177,979

SPECIAL TAX 6.4%
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,907,347
New York Thruway Auth. RB, Ser. A, 5.00%, 03/15/2017, (Insd. by AMBAC)	8,640,000	9,384,250
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	19,183,136

		30,474,733

[3]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 5.8%
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	$4,025,000	$4,401,861
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	5,200,000	5,584,956
Ser. A, 5.00%, 04/01/2017, (Insd. by MBIA)	1,000,000	1,082,690
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,756,165
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,156,136

		27,981,808

UTILITY 1.5%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2016, (Insd. by MBIA)	1,555,000	1,690,005
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,763,269
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,853,403
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,935,953

		7,242,630

WATER & SEWER 6.5%
Contra Costa, CA Wtr. Dist. RRB, Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	8,150,000	8,842,261
Fort Worth, TX Wtr. & Swr. RRB, 5.00%, 02/15/2020	1,000,000	1,062,300
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	1,205,000	1,300,388
5.00%, 11/15/2017	1,835,000	1,995,801
Oakland, CA Wtr. & Swr. Auth. RB, Ser. A:
5.00%, 06/15/2016, (Insd. by FSA)	1,685,000	1,836,515
5.00%, 06/15/2017, (Insd. by FSA)	2,000,000	2,166,820
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017	2,895,000	3,145,273
Portland, OR Swr. Sys. RB, Ser. B, 5.00%, 06/01/2017	10,000,000	10,886,800

		31,236,158

Total Municipal Obligations (cost $455,081,695)		466,963,528

	Shares	Value

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.3%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $39,801,161)	39,801,161	39,801,161

Total Investments (cost $494,882,856) 105.8%		506,764,689
Other Assets and Liabilities (5.8%)		(27,647,850)

Net Assets 100.0%		$479,116,839

#	When-issued or delayed delivery securities
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
[4]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
PSF	Permanent School Fund
RITES	Residual Interest Tax-Exempt Security
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2005:

New York	20.9%
Texas	19.3%
California	11.9%
Florida	7.5%
New Jersey	4.8%
South Carolina	3.8%
Michigan	3.5%
Alabama	2.5%
Illinois	2.5%
Louisiana	2.2%
Oregon	2.1%
Tennessee	1.9%
Ohio	1.4%
Massachusetts	1.3%
Colorado	1.2%
South Dakota	1.0%
Missouri	0.8%
New Mexico	0.8%
Mississippi	0.6%
Georgia	0.6%
Nevada	0.4%
Minnesota	0.4%
New Hampshire	0.3%
Oklahoma	0.2%
Wisconsin	0.2%
Non-state specific	7.9%

100.0%

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $494,920,285. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,517,435 and $1,673,031, respectively, with a net unrealized appreciation of $11,844,404.

[5]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: April 26, 2005